LEASE LIABILITIES - Changes in lease liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASE LIABILITIES
Balance at beginning of year	$ 153.8	$ 142.3
Lease obligations financing right-of-use assets	45.3	50.9
Repayments	(42.1)	(39.4)
Other	1.3
Balance at end of year	158.3	153.8
Less current portion	(37.3)	(35.0)
Lease liabilities, non-current	$ 121.0	$ 118.8
Bottom of range
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	1.90%	1.90%
Top of range
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	8.50%	8.50%
Affiliated Entity
LEASE LIABILITIES
Balance at beginning of year	$ 25.9
Balance at end of year	$ 25.4	$ 25.9